General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 1,492	$ 896	$ 893
Technology costs	1,851	1,146	1,055
Consulting, legal and audit fees	1,619	592	540
Real estate and logistics costs	1,342	605	634
Market data services	684	419	417
Marketing and communication	408	265	242
Travel and entertainment	278	172	72
Litigation, regulatory and similar matters	809	348	911
Other	1,673	746	788
Total general and administrative expenses	10,156	$ 5,189	$ 5,553
Onerous contracts provision
General And Administrative Expenses [Line Items]
Other	$ 296